Business Operations and Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Net loss	$ 1,106,353	$ 439,405	$ 5,219,380	$ 141,325
Net cash used in operating activities	$ 622,164	$ 339,982	$ 1,384,697	1,685,841
Stock issued during period, shares, new issues	2,650,000		2,650,000
Warrants to purchase shares of common stock	7,950,000		293,332
Proceeds from issuance of warrants			$ 777,000
Fair value of derivative liabilities	$ 265,403		$ 240,791	$ 401,127
July 2017 [Member] | Investors [Member]
Stock issued during period, shares, new issues	666,667
Warrants to purchase shares of common stock	333,334
Proceeds from issuance of warrants	$ 995,000